Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2023
Cost
At January 1, 2023	9,646	731	1,315	9,616	624	21,932
Additions	397	6	163	—	9	575
Disposals	(303)	(14)	(167)	—	—	(484)
At December 31, 2023	9,740	723	1,311	9,616	633	22,023
Accumulated depreciation
At January 1, 2023	(7,660)	(687)	(1,172)	(4,815)	(364)	(14,697)
Depreciation charge for the year	(711)	(27)	(120)	(1,200)	(70)	(2,128)
Disposals	303	14	167	—	—	484
At December 31, 2023	(8,068)	(700)	(1,125)	(6,015)	(434)	(16,342)
Carrying amount at December 31, 2023	1,672	23	186	3,601	199	5,681
The right-of-use assets relate to the facilities the Group is leasing in Schlieren, Switzerland.

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2022
Cost
At January 1, 2022	8,754	711	1,199	9,616	607	20,887
Additions	1,019	20	121	—	17	1,177
Disposals	(127)	—	(5)	—	—	(132)
At December 31, 2022	9,646	731	1,315	9,616	624	21,932
Accumulated depreciation
At January 1, 2022	(7,164)	(653)	(1,012)	(3,615)	(298)	(12,741)
Depreciation charge for the year	(623)	(34)	(165)	(1,200)	(66)	(2,088)
Disposals	127	—	5	—	—	132
At December 31, 2022	(7,660)	(687)	(1,172)	(4,815)	(364)	(14,697)
Carrying amount at December 31, 2022	1,986	44	143	4,802	260	7,235